Consolidated Balance Sheets Balance Sheets Parenthetical (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Allowance for Doubtful Accounts Receivable, Current	$ 36.0	$ 43.0
Common Stock, Par or Stated Value Per Share	$ 1.00	$ 1.00
Common Stock, Shares Authorized	800,000,000	800,000,000
Common Stock, Shares, Issued	305,300,000	307,200,000
Preferred Stock, Par or Stated Value Per Share	$ 1.00	$ 1.00
Preferred Stock, Shares Authorized	10,000,000	10,000,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Treasury Stock, Shares	17,000,000	16,700,000